MATERIAL CONTRACTS (Details Narrative) - USD ($)	1 Months Ended
	Dec. 13, 2019	Nov. 27, 2019	Oct. 31, 2019
Non-binding letter of intent [Member] | NanoPeak Performances, LLC [Member]
Non-rerfundable deposits received			$ 25,000
2 Derivative Convertible Notes Payable [Member]
Contract price	$ 100,000
Issuance [Member]
Contract price		$ 100,000
Supply agreement with grower to purchase description		The Company signed a Supply Agreement with a grower to purchase 10,000 pounds of industrial hemp (biomass) and plans on processing the biomass into crude within the next 60 days. The Company anticipates a third-party provider will process the biomass and generate 400 liters of crude with minimum 60% total cannabinoids (CBD).